ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Warrant activities (Details) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Weighted average remaining period, outstanding	5 years 6 months
Warrant
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants Outstanding	8,814,102	8,814,102
Issued	10,002,500
Warrants Outstanding	18,816,602	8,814,102	8,814,102
Weighted average exercise price outstanding per share	$ 6.24	$ 6.24
Issued	0.80
Weighted average exercise price outstanding per share	$ 1.05	$ 6.24	$ 6.24
Weighted average remaining period, outstanding	4 years 4 months 24 days	4 years 5 months 15 days	5 years 5 months 15 days